Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses with no deferred tax asset recognized	$ 97,600	$ 84,300
Deferred tax assets	$ 8,387	$ 4,523
Average effective tax rate	118.10%	62.70%
Foreign countries [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized tax benefits	$ 16,800	$ 14,200
Canada [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	26.50%	27.00%